SHARE-BASED COMPENSATION (Details of share-based grants) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	318,094	9,842	9,856
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value on grant date	$ 3.31	$ 1.91
February 29, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	1,642
Expiration date	Mar. 01, 2026
Exercise price	$ 28.44
Fair value on grant date	$ 24.12
Share based expenses	$ 40
Vesting terms	2 years
May 04, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	7,608
Expiration date	May 04, 2026
Exercise price	$ 34.68
Fair value on grant date	$ 17.40
Share based expenses	$ 132
Vesting terms	2 years
August 04, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	404
Expiration date	Aug. 04, 2026
Exercise price	$ 15.36
Fair value on grant date	$ 20.40
Share based expenses	$ 8
Vesting terms	2 years
October 31, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	202
Expiration date	Oct. 31, 2026
Exercise price	$ 23.64
Fair value on grant date	$ 15.84
Share based expenses	$ 3
Vesting terms	2 years
February 27, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	1,964
Expiration date	Feb. 27, 2027
Exercise price	$ 27.96
Fair value on grant date	$ 14.40
Share based expenses	$ 28
Vesting terms	2 years
February 27, 2017 [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	7,457
Expiration date	Feb. 27, 2027
Fair value on grant date	$ 2.20
Share based expenses	$ 197
Vesting terms	2 years
May 09, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	1,580
Expiration date	May 09, 2027
Exercise price	$ 25.86
Fair value on grant date	$ 12.96
Share based expenses	$ 20
Vesting terms	2 years
June 22, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	5,041
Expiration date	Jun. 22, 2027
Exercise price	$ 22.32
Fair value on grant date	$ 12.60
Share based expenses	$ 64
Vesting terms	3 years
August 03, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	404
Expiration date	Aug. 03, 2027
Exercise price	$ 22.36
Fair value on grant date	$ 12.36
Share based expenses	$ 5
Vesting terms	2 years
November 02, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	853
Expiration date	Nov. 02, 2027
Exercise price	$ 20.76
Fair value on grant date	$ 8.16
Share based expenses	$ 7
Vesting terms	2 years
February 13, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	4,584
Expiration date	Feb. 13, 2028
Exercise price	$ 10.44
Fair value on grant date	$ 4.95
Share based expenses	$ 23
Vesting terms	2 years
July 30, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	79,844
Expiration date	Jul. 30, 2028
Exercise price	$ 3.92
Fair value on grant date	$ 2.61
Share based expenses	$ 605
Vesting terms	5 years
July 30, 2018 [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	79,844
Expiration date	Jul. 30, 2028
Fair value on grant date	$ 3.24
Share based expenses	$ 251
Vesting terms	5 years
September 20, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	231,819
Expiration date	Sep. 20, 2028
Exercise price	$ 3.92
Fair value on grant date	$ 2.96
Share based expenses	$ 110
Vesting terms	5 years
September 20, 2018 [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	1,587
Expiration date	Sep. 20, 2028
Fair value on grant date	$ 3.65
Share based expenses	$ 58
Vesting terms	5 years
November 1, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	44,450
Expiration date	Nov. 01, 2028
Exercise price	$ 3.81
Fair value on grant date	$ 3.23
Share based expenses	$ 144
Vesting terms	5 years
June 22, 2017 [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	17,448
Expiration date	Jun. 22, 2027
Fair value on grant date	$ 1.84
Share based expenses	$ 551
Vesting terms	2 years
August 3, 2017 [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options	24,951
Expiration date	Aug. 03, 2027
Fair value on grant date	$ 1.84
Share based expenses	$ 551
Vesting terms	8 years